UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10387
Investment Company Act File Number
Tax-Managed Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	150,000	$11,127,000
General Dynamics Corp.	115,900	8,015,644
Honeywell International, Inc.	150,000	8,706,000
United Technologies Corp.	330,000	25,855,500

		$53,704,144

Auto Components — 0.6%
Johnson Controls, Inc.	265,092	$8,421,973

		$8,421,973

Beverages — 0.8%
PepsiCo, Inc.	173,000	$11,360,910

		$11,360,910

Biotechnology — 1.6%
Amgen, Inc.	350,000	$23,768,500

		$23,768,500

Capital Markets — 2.8%
Ameriprise Financial, Inc.	200,000	$10,710,000
Goldman Sachs Group, Inc. (The)	125,000	13,933,750
State Street Corp.	390,000	15,280,200

		$39,923,950

Chemicals — 0.5%
Air Products and Chemicals, Inc.	80,000	$7,042,400

		$7,042,400

Commercial Banks — 7.1%
Fifth Third Bancorp	1,150,000	$14,961,500
KeyCorp	1,380,400	10,725,708
PNC Financial Services Group, Inc.	457,000	26,926,440
U.S. Bancorp	450,000	12,699,000
Wells Fargo & Co.	1,300,000	37,973,000

		$103,285,648

Computers & Peripherals — 3.2%
Apple, Inc.(1)	85,000	$38,800,800
Hewlett-Packard Co.	260,000	7,274,800

		$46,075,600

Consumer Finance — 1.9%
American Express Co.	550,000	$27,577,000

		$27,577,000

Diversified Financial Services — 3.9%
Citigroup, Inc.	525,000	$16,128,000
JPMorgan Chase & Co.	1,074,800	40,090,040

		$56,218,040

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,065,000	$31,321,650
CenturyLink, Inc.(2)	350,000	12,960,500

		$44,282,150

Security	Shares	Value
Electric Utilities — 2.9%
American Electric Power Co., Inc.	600,000	$23,736,000
PPL Corp.	680,000	18,897,200

		$42,633,200

Energy Equipment & Services — 1.1%
Halliburton Co.	200,000	$7,356,000
Schlumberger, Ltd.	110,000	8,268,700

		$15,624,700

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	650,000	$27,137,500
Wal-Mart Stores, Inc.	125,000	7,670,000

		$34,807,500

Food Products — 2.9%
Kraft Foods, Inc., Class A	425,000	$16,277,500
Nestle SA	200,000	11,476,807
Unilever NV-NY Shares	450,000	15,007,500

		$42,761,807

Health Care Equipment & Supplies — 1.2%
Covidien PLC	350,000	$18,025,000

		$18,025,000

Health Care Providers & Services — 3.3%
Humana, Inc.	130,000	$11,572,600
UnitedHealth Group, Inc.	700,000	36,253,000

		$47,825,600

Hotels, Restaurants & Leisure — 0.5%
Carnival Corp.	239,960	$7,246,792

		$7,246,792

Industrial Conglomerates — 2.9%
General Electric Co.	1,840,000	$34,426,400
Tyco International, Ltd.	150,000	7,642,500

		$42,068,900

Insurance — 5.0%
ACE, Ltd.	200,000	$13,920,000
AON Corp.	175,000	8,475,250
MetLife, Inc.	425,000	15,015,250
Prudential Financial, Inc.	260,000	14,882,400
Travelers Companies, Inc. (The)	150,000	8,745,000
XL Group PLC	583,500	11,827,545

		$72,865,445

IT Services — 2.2%
Accenture PLC, Class A	135,000	$7,740,900
International Business Machines Corp.	128,000	24,652,800

		$32,393,700

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	200,000	$10,580,000

		$10,580,000

Machinery — 0.6%
Deere & Co.	100,000	$8,615,000

		$8,615,000

Media — 3.5%
Comcast Corp., Class A	510,000	$13,560,900
Time Warner, Inc.	355,000	13,156,300

Security	Shares	Value
Walt Disney Co. (The)	635,000	$24,701,500

		$51,418,700

Metals & Mining — 2.7%
BHP Billiton, Ltd. ADR(2)	225,000	$17,874,000
Freeport-McMoRan Copper & Gold, Inc.	450,000	20,794,500

		$38,668,500

Multi-Utilities — 3.8%
PG&E Corp.	400,000	$16,264,000
Public Service Enterprise Group, Inc.	597,500	18,128,150
Sempra Energy	375,000	21,337,500

		$55,729,650

Multiline Retail — 1.5%
Macy’s, Inc.	400,000	$13,476,000
Target Corp.	150,000	7,621,500

		$21,097,500

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	150,000	$12,108,000
Apache Corp.	81,000	8,009,280
Chevron Corp.	325,000	33,501,000
ConocoPhillips	300,000	20,463,000
Exxon Mobil Corp.	373,000	31,235,020
Hess Corp.	200,000	11,260,000
Occidental Petroleum Corp.	400,000	39,908,000
Peabody Energy Corp.	225,000	7,670,250

		$164,154,550

Pharmaceuticals — 7.3%
Johnson & Johnson	625,000	$41,193,750
Merck & Co., Inc.	605,000	23,147,300
Pfizer, Inc.	1,950,000	41,730,000

		$106,071,050

Real Estate Investment Trusts (REITs) — 3.5%
AvalonBay Communities, Inc.	117,400	$15,967,574
Boston Properties, Inc.	170,000	17,688,500
Simon Property Group, Inc.	130,000	17,661,800

		$51,317,874

Road & Rail — 2.2%
Union Pacific Corp.	275,000	$31,435,250

		$31,435,250

Software — 3.7%
Microsoft Corp.	960,000	$28,348,800
Oracle Corp.	900,000	25,380,000

		$53,728,800

Specialty Retail — 2.1%
TJX Companies, Inc. (The)	450,000	$30,663,000

		$30,663,000

Tobacco — 1.0%
Philip Morris International, Inc.	200,000	$14,954,000

		$14,954,000

Security	Shares	Value
Wireless Telecommunication Services — 1.1%
Vodafone Group PLC ADR(2)	600,000	$16,254,000

		$16,254,000

Total Common Stocks (identified cost $1,017,222,566)		$1,432,600,833

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$19,370	$19,370,492
Eaton Vance Cash Reserves Fund, LLC, 0.07%(4)	13,828	13,828,097

Total Short-Term Investments (identified cost $33,198,589)		$33,198,589

Total Investments — 100.9% (identified cost $1,050,421,155)		$1,465,799,422

Other Assets, Less Liabilities — (0.9)%		$(13,454,730)

Net Assets — 100.0%		$1,452,344,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at January 31, 2012.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2012. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of January 31, 2012, the Portfolio loaned securities having a market value of $18,942,971 and received $19,370,492 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios an2d funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 were $22,018 and $3,120, respectively.

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,055,003,333

Gross unrealized appreciation	$411,336,095
Gross unrealized depreciation	(540,006)

Net unrealized appreciation	$410,796,089

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$118,847,965	$—		$—	$118,847,965
Consumer Staples	92,407,410	11,476,807		—	103,884,217
Energy	179,779,250	—		—	179,779,250
Financials	351,187,957	—		—	351,187,957
Health Care	206,270,150	—		—	206,270,150
Industrials	135,823,294	—		—	135,823,294
Information Technology	132,198,100	—		—	132,198,100
Materials	45,710,900	—		—	45,710,900
Telecommunication Services	60,536,150	—		—	60,536,150
Utilities	98,362,850	—		—	98,362,850

Total Common Stocks	$1,421,124,026	$11,476,807	*	$—	$1,432,600,833

Short-Term Investments	$—	$33,198,589		$—	$33,198,589

Total Investments	$1,421,124,026	$44,675,396		$—	$1,465,799,422

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Value Portfolio

By:	/s/ Michael R. Mach Michael R. Mach
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach Michael R. Mach
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012